Capital Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following table reflects balances and activity in our outstanding shares of common stock, for the years ended December 31, 2016, 2015 and 2014:

	Shares outstanding balance as of December 31,
(in millions)	2016	2015	2014
Beginning of period	117	124	100
Common stock offering, including shares sold through underwriter's option	—	—	24
Shares issued as consideration for the ECP Acquisition	—	3	—
Shares repurchases (in treasury)	—	(11)	—
Share issued under long-term compensation plans	—	1	—
End of period	117	117	124

Schedule of Share-based Compensation, Stock Options, Activity
The following summarizes our stock option activity:

	Year Ended December 31, 2016
	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (amounts in millions)
Outstanding at beginning of period	1,832	$22.81
Granted	979	$11.05
Forfeited	(6)	$29.56
Outstanding at end of period	2,805	$18.69	8.11	$—
Vested and unvested expected to vest	2,805	$18.69	8.11	$—
Exercisable at end of period	1,370	$21.69	6.9	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
For stock options, we determine the fair value of each stock option at the grant date using a Black-Scholes model, with the following weighted-average assumptions used for grants:

	Year Ended December 31,
	2016	2015	2014
Dividend Yield	$—	$—	$—
Expected volatility (1)	41.19%	27.70%	23.96%
Risk-free interest rate (2)	1.42%	1.64%	1.61%
Expected option life (3)	5.5 years	5.5 years	5.5 years
Weighted average grant-date fair value	$4.37	$7.93	$5.91

__________________________________________

(1)	For the years ended December 31, 2016, 2015 and 2014, the expected volatility was calculated based on the historical volatilities of our stock since October 3, 2012.

(2)	The risk-free interest rate was calculated based upon observed interest rates appropriate for the term of our employee stock options.

(3)	Currently, we calculate the expected option life using the simplified methodology suggested by authoritative guidance issued by the SEC.

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following summarizes our PSU activity:

	Year Ended December 31, 2016
	PSUs (in thousands)	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	576	$25.22
Granted	769	$11.04
Vested and released	(1)	$27.24
Forfeited	(123)	$23.35
Outstanding at end of period	1,221	$16.48
The following summarizes our RSU activity:

	Year Ended December 31, 2016
	RSUs (in thousands)	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	1,413	$26.71
Granted	1,950	$11.20
Vested and released	(607)	$25.01
Forfeited	(39)	$16.15
Outstanding at end of period	2,717	$16.11